INVESTMENTS, DEBT AND DERIVATIVES	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and derivative assets:

	June 30, 2024	December 31, 2023

At fair value
Other investments	33	49
	33	49

At amortized cost
Security deposits and cash collateral	128	103
Bank deposits	2	3
Other investments	470	339
	600	445

Total investments and derivatives	633	494
Non-current	62	61
Current	571	433
Security deposits and cash collateral

Security deposits and cash collateral measured at amortized cost mainly consist of restricted bank deposits of US$56 (2023: US$39) and restricted cash of US$63 (2023: US$57) at our banking operations in Pakistan and our operating company in Ukraine, respectively.
Other Investments

Other investments measured at amortized cost include a US$64 (2023: US$64) loan granted by VIP Kazakhstan Holdings AG to minority shareholder Crowell Investments Limited, US$258 (2023: US$150) sovereign bonds held by our operating company in Ukraine, US$88 (2023:US$84) deferred receivable from sale of Russia and US$31 (2023: US$26) short term lending at our banking operations in Pakistan.
The Company holds the following debt and derivative liabilities:

	June 30, 2024	December 31, 2023

At fair value
Derivatives not designated as hedges	—	1
	—	1
At amortized cost
Borrowing, of which	2,950	3,707
i) Principal amount outstanding	2,774	3,559
ii) Other Borrowings	176	148
Interest accrued	81	84
Discounts and unamortized fees	(12)	(6)
Bank loans and bonds	3,019	3,785

Lease liabilities	1,000	977
Other financial liabilities	320	394
	4,339	5,156

Total debt and derivatives	4,339	5,157
Non-current	2,987	3,467
Current	1,352	1,690
Other borrowings include long-term capex accounts payables of US$113 (2023: US$88), deferred consideration of US$72 (2023: US$72) related to the sale of Russian operations (refer to Note 14 for further details), and its related foreign currency exchange gain of US$9 (2023: US$12).
Significant changes in financial assets and financial liabilities
The increase in financial assets is mainly attributable to additional purchase of sovereign bonds by our operating company in Ukraine, while the decrease in financial liabilities is due to the repayment of the VEON Holdings B.V. RCF offset by new loan facilities in Pakistan and Bangladesh (refer to section below) during the six-month period ended June 30, 2024. Furthermore, there were no changes in risk management policies as disclosed in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2022.
Financing activities during the six-month period ended June 30, 2024
Banglalink Digital Communications Ltd. ("BDCL") syndicated credit facility
BDCL utilized remaining BDT 3 billion (US$27) under existing syndicate credit facility of BDT 8 billion (US$73) during January 2024 and February 2024.
Repayment of Revolving Credit Facility ("RCF")
For the US$1,055 RCF, US$250 of commitments maturing in March 2024 and were repaid during February 2024, and in March 2024, the remaining amounts outstanding and commitments of US$805, originally due in March 2025, were repaid and the RCF was cancelled.
Issuance of PKR bond by Pakistan Mobile Communication Limited ("PMCL")
In April 2024, Pakistan Mobile Communication Limited ("PMCL") issued short term PKR bond of PKR 15 billion (US$52) with a maturity of six months. Coupon rate is 3 months Karachi Interbank Offered Rate (KIBOR) plus 25 bps per annum.
Pakistan Mobile Communication Limited ("PMCL") syndicated credit facility
In May 2024, PMCL secured a syndicated credit facility of up to PKR 75 billion (US$270) including green shoe option of PKR 15 billion with a tenure of 10 years. PMCL withdrew currently committed amount of PKR 43 billion (US$154) from this facility through drawdowns in May and June 2024 with a further PKR 22 billion (US$78) drawn in July 2024.
Pakistan Mobile Communication Limited ("PMCL") Bilateral credit facilities
In May 2024, PMCL utilized PKR 15 billion (US$54) from three other bilateral ten years credit facilities of PKR 5 billion (US$18)
each.
VEON Holdings B.V consent solicitations to noteholders
In April 2024, VEON launched a consent solicitation process to its noteholders, seeking their consent for certain proposals regarding its notes. The most notable proposals were to extend the deadline for the provision of audited consolidated financial statements of the Issuer for the years ended 2023 and 2024 on a reasonable best effort by December 31, 2024 and by December 31, 2025, respectively, and to halt further payments of principal or interest on the notes of the relevant series that remain outstanding.

Consent was achieved on the April 2025, June 2025, and November 2027 notes and VEON Holdings subsequently issued new notes for April 2025, June 2025, and November 2027 to the noteholders (“New Notes”) who participated in the consent process. The original notes (“Old Notes”) were exchanged for the new notes and subsequently (economically) cancelled. For the September 2025 and September 2026 notes VEON Holdings was unable to achieve consent; however, VEON Holdings B.V. subsequently redeemed these notes in June 2024 (Refer to the Make Whole call section below).

VEON Holdings B.V. has continued and will need to continue to provide the remaining holders of Old Notes maturing in April 2025, June 2025 and November 2027 further opportunities to convert their old notes into corresponding New April 2025, June 2025 and November 2027 notes.

As of June 30, 2024, US$1,551 of New April 2025, June 2025 and November 2027 notes were outstanding and there were US$134 of remaining old notes subject to potential conversion to new notes.

Following further conversions in July and August 2024, US$20 equivalent of April 2025, June 2025 and November 2027 old notes exchanged for new notes. As of August 28, 2024, the equivalent amount of new notes outstanding is US$1,565 and the remaining old notes that are subject to potential conversion to new notes is US$113.

VEON Holdings is not required to make any further principal or coupon payments under these old notes.
Make-whole call
In June 2024, VEON Holdings B.V. executed an early redemption of the September 2025 and September 2026 notes. These notes were fully repaid on June 18, 2024. Aggregate cash outflow including premium was RUB 5 billion (US$53).
Financing activities during the six-month period ended June 30, 2023
VEON’s Scheme of creditors
Following the announcement made by VEON on November 24, 2022 to launch a scheme of arrangement to extend the maturity of the 2023 Notes, the initial proposed scheme was amended on January 11, 2023 and on January 24, 2023, the Scheme Meeting was held and the amended Scheme was approved by 97.59% of the Scheme creditors present and voting.
On January 30, 2023, VEON announced that the Scheme Sanction Hearing had taken place, at which the Court made an order sanctioning the Scheme in respect of VEON Holdings' 2023 Notes (the “Order”). On January 31, 2023, VEON confirmed that the Order had been delivered to the Registrar of Companies and became effective. The amendments to the 2023 Notes were subject to the receipt of relevant licenses to become effective, at which time the maturity dates of the February 2023 and April 2023 notes will be amended to October and December 2023, respectively.
On April 3, 2023, VEON announced that each of the conditions has been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective.
Pursuant to the amendments, Noteholders are entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right will be granted requiring VEON Holdings to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102% of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the Put Option.
On April 20, 2023, VEON announced that subject to the terms of the 2023 Put Option, VEON Holdings will pay to the Holders of Notes accepted for purchase the Repurchase Price for their Notes on April 26, 2023.
We accounted for the scheme of arrangement as a modification of the amortized cost of the 2023 Notes and in Q2 recognized a US$20 finance gain that will reverse over the remainder of the year and not have any full year impact.
Purchase of VEON Group Debt
During the six months ended June 30, 2023, PJSC VimpelCom independently purchased US$1,572 equivalent of VEON Holdings B.V. Notes in order to satisfy certain Russian regulatory obligations. These Notes were reclassified to intercompany debt with the equivalent reduction in gross debt for VEON Group. PJSC VimpelCom has funded the purchase primarily by issuing new notes of longer maturity which is reflected in 'Liabilities Held for Sale' on the interim condensed consolidated statement of financial position.
VEON US$1,250 million multi-currency revolving credit facility agreement
On April 20, 2023 and May 30, 2023, the outstanding amounts under RCF facility have been rolled-over until October, US$692 and November, US$363, 2023.
Ukraine prepayment
In April 2023, Kyivstar fully prepaid its external debt which included a UAH 1,400 million (US$38) loan with Raiffeisen Bank and UAH 760 million loan with OTP Bank (US$21).
PMCL syndicated credit facility
Pakistan Mobile Communication Limited ("PMCL") fully utilized the remaining PKR 10 billion (US$41) under existing PKR 40 billion facility through drawdowns in January and April 2023.
Fair values
The carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table above within this note, with the exception of:
•'Bank loans and bonds, including interest accrued', for which fair value is equal to US$2,636 at June 30, 2024 (December 31, 2023: US$3,333); and
•'Lease liabilities', for which fair value has not been determined.
Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying inputs when assessing the fair valuations. During the six-month period ended June 30, 2024, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.